Schedule I - Financial Information of Parent Company (Detail) - Financial Information of Parent Company - Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net income (loss)	$ (11,855,207)	$ (19,326,909)	$ 1,960,122
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	802,725	1,538,802	4,519,671
Loss from impairment of cost method investment		1,479,571
Loss from impairment of goodwill		13,463,224
Changes in assets and liabilities:
Prepaid expenses and other current assets	471,699	321,279	157,930
Accrued expenses and other current liabilities	(715,741)	(4,571,482)	2,355,637
Net cash used in operating activities	(29,042,932)	(23,786,442)	4,584,695
Investing activities:
Net cash provided by investing activities	10,960,855	(32,775,996)	(14,375,768)
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Net cash provided by financing activities	(5,668,804)	12,738,788	7,152,843
Effect of exchange rate changes	15,785	1,691,264	2,020,624
Net increase (decrease) in cash and cash equivalents	(23,735,096)	(42,132,386)	(617,606)
Cash and cash equivalents, beginning of year	64,641,092	106,773,478	107,391,084
Cash and cash equivalents, end of year	40,905,996	64,641,092	106,773,478
Parent Company [Member]
Operating activities:
Net income (loss)	(11,855,207)	(19,326,909)	1,960,122
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share-based compensation	207,677	945,868	4,420,572
Loss from impairment of cost method investment		1,479,571
Loss from impairment of goodwill		50,534
Equity in earnings (deficits) of subsidiaries, VIEs and VIE’s subsidiaries	9,674,955	16,643,739	(6,500,738)
Changes in assets and liabilities:
Prepaid expenses and other current assets	26,907	(31,865)	(78,804)
Amounts due from subsidiaries, VIEs and VIE’s subsidiaries	317,359	(902,476)	(1,845,474)
Rental Deposits	(66,622)
Accrued expenses and other current liabilities	(10,225)	(52,029)	(53,454)
Amounts due to subsidiaries, VIEs and VIE’s subsidiaries	8,095,649	307,870	568,289
Net cash used in operating activities	6,390,493	(885,697)	(1,529,487)
Investing activities:
Dividend received from subsidiaries	4,171,269	759,301
Capital injection to subsidiaries	(10,327,422)
Net cash provided by investing activities	(6,156,153)	759,301
Financing activities:
Proceeds from stock options exercised by employees	3,200	22,025	717,257
Net cash provided by financing activities	3,200	22,025	717,257
Effect of exchange rate changes	1		2
Net increase (decrease) in cash and cash equivalents	237,541	(104,371)	(812,228)
Cash and cash equivalents, beginning of year	2,703,639	2,808,010	3,620,238
Cash and cash equivalents, end of year	$ 2,941,180	$ 2,703,639	$ 2,808,010